Share-Based Compensation	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Share-Based Compensation

NOTE 30—SHARE-BASED COMPENSATION

Description of the plans

Performance-Based Restricted Stock Units (equity-settled)

The Company granted Performance Share Units (PSUs) to selected employees. These units will vest after three years from the grant date if the following conditions are met:

•	A vesting condition under which the beneficiaries must be continuously employed by the Company through the end of the vesting period (3 years); and

•

For PSUs granted in 2015 and 2016, a performance condition, contingent on the Total Stockholder Return (TSR) performance of Constellium over the measurement periods compared to the TSR of a specified group of peer companies. PSUs will ultimately vest, depending on the TSR performance at each testing period, based on a vesting multiplier in a range from 0% to 300%;

•

For PSUs granted in 2017 and 2018, a performance condition, contingent on the TSR performance of Constellium over the three-year measurement period compared to the TSR of specified indices. PSUs will ultimately vest based on a range from 0% to 200%.

The PSUs granted in November 2015 achieved a TSR performance of 118.2% at its first testing period, 251.1% at its second testing period and 184,4% at its third period, which represented respectively 47,229 potential additional shares in 2016, 366,669 potential additional shares in 2017, and 187,648 potential additional shares in 2018. The PSUs vested in November 2018 and 1,231,055 shares were granted to beneficiaries.

The PSUs granted in March 2016, May 2016, August 2016 and November 2016 achieved, respectively, a TSR performance of 115.9%, 98.1%, 191.6% and 223.8% at their first testing period, which represents 186,059 potential additional shares in 2017. They achieved respectively a TSR performance of 229.9%, 217.2%, 282.2% and 148.7% at their second testing period, which represents 446,022 potential additional shares in 2018. Potential shares could vest in 2019 subject to the continued employment of the beneficiaries.

The following table lists the inputs to the model used for the PSUs granted in 2018 and 2017:

	Year ended December 31, 2018	Year ended December 31, 2017
Fair value at grant date (in euros)	15.31	11.52
Share price at grant date (in euros)	10.27	7.50
Dividend yield	—	—
Expected volatility(A)	75%	75%
Risk-free interest rate (US government bond yield)	2.60%	1.51%
Model used	Monte Carlo	Monte Carlo

(A)	Volatilities for the Company and companies included in indices were estimated based on observed historical volatilities over period equal to PSU vesting period.

Restricted Stock Units Award Agreements (equity-settled)

The Company grants Restricted Stock Units (RSUs) to a certain number of employees’ subject to the beneficiaries remaining continuously employed within the Group from the grant date through the end of the vesting period. Vesting period is three years.

In 2016, the Company also granted 150,000 RSUs which vest in equal installments on the first two anniversaries of the grant date, subject to continued employment, of which 75,000 vested on the first anniversary in 2017 and 75,000 in 2018 on the second anniversary.

The fair value of RSUs awarded under the plans described above is the quoted market price at grant date.

Equity Awards Plans (equity-settled)

Company Board members have been granted RSU awards annually since 2012. These RSUs vest in equal installments on the first two anniversaries of the date of grant, subject to their continued service.

The fair value of RSUs awarded under the plan is the quoted market price at grant date.

Expense recognized during the year

In accordance with IFRS 2, share-based compensation is recognized as an expense over the vesting period. The estimate of this expense is based upon the fair value of a Class A potential ordinary share at the grant date. The total expense related to the potential ordinary shares for the year ended December 31, 2018, 2017 and 2016 amounted to €12 million, €8 million and €6 million respectively.

Movement of potential shares

The following table illustrates the number and movements in shares during the year:

	Performance-Based RSU		Restricted Stock Units		Equity Award Plans
	Potential Shares	Weighted-Average Grant-Date Fair Value per Share	Potential Shares	Weighted-Average Grant-Date Fair Value per Share	Potential Shares	Weighted-Average Grant-Date Fair Value per Share
At January 1, 2017	2,066,835	€7.50	479,500	€7.82	94,881	€5.01

Granted(A)	892,781	€11.52	703,180	€7.50	54,409	€6.09
Over-performance(B)	552,728	€7.63	—	—	—	—
Vested	—	—	(125,000)	€7.02	(53,950)	€5.76
Forfeited(C)	(254,504)	€8.29	(113,180)	€7.27	—	—

At December 31, 2017	3,257,840	€8.56	944,500	€7.76	95,340	€5.20

Granted(A)	701,109	€15.31	595,687	€10.23	30,709	€10.27
Over-performance(B)	633,670	€7.28	—	—	—	—
Vested	(1,265,635)	€7.09	(155,000)	€10.83	(68,136)	€4.85
Forfeited(C)	(241,820)	€8.40	(72,663)	€8.57	—	—

At December 31, 2018	3,085,164	€10.45	1,312,524	€8.47	57,913	€8.31

(A)	For PSUs, the number of potential shares granted is presented using a vesting multiplier of 100%.

(B)	When the achievement of TSR performance exceeds the vesting multiplier of 100%, the additional potential shares are presented as over-performance shares.

(C)	For potential shares related to PSUs, 213,820 were forfeited following the departure of certain beneficiaries and 28,000 were forfeited in relation to the non-fulfilment of performance conditions.